Inventory	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	9. Inventory: The components of inventories were as follows:
	December 31,
(In thousands of U.S. dollars)	2011	2012

Raw materials	921	894
Finished goods	754	626

Inventories, net	1,675	1,520